Consolidated Statement of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (52,968)	$ (30,005)	$ (106,780)	$ (51,661)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,254	1,725	3,718	2,032
Stock-based compensation	11,410	635	12,057	1,235
Services exchanged for common stock				28
Change in right-of-use asset	1,047	1,075	1,887	1,291
Interest expense on notes and convertible debt	36	962	1,030	2,446
Amortization of debt issuance costs and debt discount	250	146	258	344
Change in fair value of warrant liabilities	14,898	115	48,440	6
Change in fair value of derivative liability		5,308	5,308
Gain on extinguishment of tranche right liability			(1,610)
Inventory obsolescence impairment			797	4,764
Write-off of property and equipment				555
Inventory write down	144	1,767
Changes in operating assets and liabilities:
Accounts receivable	(2,344)	(210)	(1,390)	(425)
Inventory	(48)	(2,933)	(3,146)	(5,380)
Accounts payable	(3,317)	(831)	144	2,109
Accrued and other liabilities	1,692	(2,173)	(417)	2,632
Prepaid expenses and other assets	(37)	130	(1,442)	(538)
Operating lease liability	(1,363)	20	(971)	375
Net cash used in operating activities	(28,346)	(24,269)	(42,117)	(40,187)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(659)	(1,775)	(3,509)	(7,494)
Net cash used in investing activities	(659)	(1,775)	(3,509)	(7,494)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from the merger and private offering	291,454
Payment of offering costs	(27,124)
Repayment of debt	(7,000)
Proceeds from convertible notes payable	5,000
Repayment of promissory notes to related parties	(5,000)
Repurchase of common stock	(43)
Proceeds from issuance of convertible notes				40,498
Proceeds from issuance of debt				10,000
Repayment of debt			(3,000)
Proceeds from exercise of stock options	504	2	1,337	7
Proceeds from issuance of redeemable convertible preferred stock, net off issuance cost of $265		20,631	41,526
Net cash provided by financing activities	257,791	20,633	39,863	50,505
Net increase (decrease) in cash, cash equivalents and restricted cash	228,786	(5,411)
Net Change in Cash			(5,763)	2,824
Cash, cash equivalents and restricted cash at beginning of period	12,642	18,405	18,405	15,581
Cash, cash equivalents and restricted cash at end of period	241,428	12,994	12,642	18,405
SUPPLEMENTAL DISCLOSURES OF OPERATING ACTIVITIES:
Cash paid for interest	635	567	1,228	792
SUPPLEMENTAL DISCLOSURES OF NON-CASH INVESTING AND FINANCING INFORMATION:
Property and equipment purchases included in accounts payable and accrued liabilities	178		232	825
Private placement warrants acquired as part of the merger	19,377
Issuance of redeemable convertible preferred stock upon exercise of warrants	58,097
Conversion of redeemable convertible preferred stock to common stock	$ 97,322	40,016	40,016
Right-of-use assets obtained in exchange for operating lease liability		6,409	6,409	3,939
Issuance of common stock pursuant to the conversion of convertible notes and accrued interest		73,003	78,311
Deferred transaction costs not yet paid			3,373
Issuance of warrants per loan agreement amendment				53
Issuance of common stock on exercise of stock options with notes receivable from stockholders				$ 44
Reclassification of common stock on exercise of stock options with notes receivable from stockholders		44	$ 44
Warrants issued in connection with the closing of the Series B redeemable convertible preferred stock		691
Recognition of tranche right liability upon issuance		$ 1,610